Contract Liabilities (Details) - Schedule of receipts in advance from customers ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred revenue
Total contract liabilities	¥ 14,683		¥ 23,872
Current	14,433	$ 2,155	23,506
Non-current	250	$ 37	366
Subscriptions and licensing [Member]
Deferred revenue
Total contract liabilities	8,221		12,050
Smart music education [Member]
Deferred revenue
Total contract liabilities	5,515		11,784
Music Festival Events [Member]
Deferred revenue
Total contract liabilities	¥ 947		¥ 38